                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12-31-04
                                               --------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lakeway Capital Management LLC
           ------------------------------
Address:   840 Apollo Street
           ------------------------------
           El Segundo, CA  90245
           ------------------------------
           Suite 229
           ------------------------------


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Camillone
           ------------------------------
Title:     Assoc. Director
           ------------------------------
Phone:     212-713-5177
           ------------------------------


Signature, Place, and Date of Signing:

/s/ Paul Camillone                NY, NY                         2-8-05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F



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                                                  VALUATION CURRENCY: USD

    ITEM 1            ITEM 2     ITEM 3     ITEM 4          ITEM 5                ITEM 6         ITEM 7               ITEM 8
    ------            ------     ------     ------          ------                ------         ------               ------

NAME OF ISSUER        TITLE      CUSIP      FAIR            SHARES OF           INVEST. DISC.                  VOTING AUTHORITY
                      OF         NUMBER     MARKET          PRINCIPAL             SHARED
                      CLASS                 VALUE           AMOUNT          SOLE  SHARED  OTHER  MANAGERS  SOLE     SHARED    OTHER
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ALLMERICA
  FINANCIAL CORP      COMMON    019754100    $1,969,800.00     60,000   N    X                   LAKW        60,000
AAMES INVESTMENT
  CORPORATI           COMMON    00253G108    $2,019,090.00    188,700   N    X                   LAKW       188,700
ASSURANT INC          COMMON    04621X108    $4,686,370.00    153,400   N    X                   LAKW       153,400
AUTOLIV INC           COMMON    052800109    $2,052,750.00     42,500   N    X                   LAKW        42,500
APPLICA INC           COMMON    03815A106    $1,272,315.00    210,300   C    X                   LAKW       210,300
ALLEGHENY ENERGY INC  COMMON    017361106    $5,964,246.00    302,600   N    X                   LAKW       302,600
BON-TON STORES INC    OTC EQ    09776J101    $9,773,048.00    620,511   N    X                   LAKW       620,511
COLUMBUS MCKINNON
  CORP-N.Y            OTC EQ    199333105      $453,138.00     52,265   N    X                   LAKW        52,265
CREO PRODUCTS INC     OTC EQ    225606102    $1,284,396.00     85,798   N    X                   LAKW        85,798
IMAGISTICS INTL INC   COMMON    45247T104   $18,353,115.00    545,250   N    X                   LAKW       545,250
JAMESON INNS INC      OTC EQ    470457102    $4,501,450.00  2,285,000   N    X                   LAKW     2,285,000
KEY ENERGY GROUP INC  COMMON    492914106    $3,288,660.00    278,700   N    X                   LAKW       278,700
MI DEVELOPMENTS INC   COMMON    55304X104    $2,419,634.00     80,200   N    X                   LAKW        80,200
NEW CENTURY FINANCIAL COMMON    6435EV108   $10,385,375.00    162,500   N    X                   LAKW       162,500
NORTHSTAR REALT
  FINANCE CO          COMMON    66704R100    $5,285,320.00    461,600   N    X                   LAKW       461,600
QUANTA CAP HLDGS LTD  OTC EQ    74763S209    $4,445,534.00    482,162   N    X                   LAKW       482,162
POLYONE CORP          COMMON    73179P106      $659,568.00     72,800   C    X                   LAKW        72,800
QUANTA CAPITAL
  HLDGS LTD           OTC EQ    G7313F106    $2,930,466.00    317,838   N    X                   LAKW       317,838
REVLON INC-CL A       COMMON    761525500      $614,790.00    267,300   N    X                   LAKW       267,300
SHAW GROUP INC        COMMON    820280105    $2,588,250.00    145,000   N    X                   LAKW       145,000
SUNTERRA CORPORATION  OTC EQ    86787D208    $8,330,634.00    593,350   C    X                   LAKW       593,350
SUPERIOR ESSEX INC    OTC EQ    86815V105    $2,676,070.00    142,382   N    X                   LAKW       142,382
***TV AZTECA SA DE CV COMMON    901145102    $6,190,616.00    602,200   N    X                   LAKW       602,200
VALASSIS
  COMMUNICATIONS IN   COMMON    918866104    $1,967,562.00     56,200   N    X                   LAKW        56,200
WCI COMMUNITIES INC   COMMON    92923C104   $10,754,520.00    365,800   N    X                   LAKW       365,800
EXIDE TECHNOLOGIES    OTC EQ    302051206    $2,283,346.00    165,700   N    X                   LAKW       165,700
                                            --------------
                                            $99,185,492.00